Finance Lease Liabilities : Lease payments recognized as an expense from a lessee position (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Lease and sublease payments recognised as expense [Abstract]
Minimum lease payment	₩ 158,859	₩ 177,585
Contingent rent payment	₩ (21,024)	₩ (20,956)